As filed with the Securities and Exchange Commission on May 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2012
Hotchkis & Wiley Diversified Value Fund (Unaudited)

COMMON STOCKS - 96.66%	Shares Held	Value
CONSUMER DISCRETIONARY - 12.48%
Auto Components - 3.81%
Delphi Automotive PLC (a)	59,600	$1,883,360
Johnson Controls, Inc.	217,000	7,048,160
Magna International, Inc.	129,400	6,177,556
		15,109,076
Automobiles - 1.32%
General Motors Company (a)	204,900	5,255,685
Hotels, Restaurants & Leisure - 0.49%
Carnival Corporation	60,200	1,931,216
Media - 3.66%
Comcast Corporation	199,600	5,890,196
The Interpublic Group of Companies, Inc.	408,900	4,665,549
Time Warner Cable, Inc.	48,700	3,969,050
		14,524,795
Multiline Retail - 0.99%
J.C. Penney Company, Inc.	111,400	3,946,902
Specialty Retail - 2.21%
The Gap, Inc.	258,900	6,767,646
The Home Depot, Inc.	39,700	1,997,307
		8,764,953
TOTAL CONSUMER DISCRETIONARY		49,532,627
CONSUMER STAPLES - 5.09%
Beverages - 1.07%
PepsiCo, Inc.	63,700	4,226,495
Food & Staples Retailing - 3.16%
CVS Caremark Corporation	106,400	4,766,720
Safeway, Inc.	117,800	2,380,738
Wal-Mart Stores, Inc.	88,300	5,403,960
		12,551,418
Food Products - 0.44%
Kraft Foods, Inc.	45,900	1,744,659
Household Products - 0.42%
Kimberly-Clark Corporation	22,700	1,677,303
TOTAL CONSUMER STAPLES		20,199,875
ENERGY - 7.85%
Oil, Gas & Consumable Fuels - 7.85%
Cobalt International Energy, Inc. (a)	352,100	10,573,563
ConocoPhillips	73,400	5,579,134
Royal Dutch Shell PLC - Class B - ADR	109,200	7,712,796
Total SA - ADR	143,300	7,325,496
TOTAL ENERGY		31,190,989
FINANCIALS - 28.22%
Capital Markets - 0.87%
Morgan Stanley	176,300	3,462,532
Commercial Banks - 6.86%
KeyCorp	439,203	3,733,226
PNC Financial Services Group, Inc.	60,915	3,928,408
SunTrust Banks, Inc.	239,200	5,781,464
Wells Fargo & Company	403,434	13,773,237
		27,216,335
Consumer Finance - 1.68%
Capital One Financial Corporation	119,900	6,683,226
Diversified Financial Services - 8.90%
Bank of America Corporation	1,003,522	9,603,705
Citigroup, Inc.	263,574	9,633,630
JPMorgan Chase & Company	350,400	16,111,392
		35,348,727
Insurance - 9.91%
The Allstate Corporation	440,300	14,494,676
American International Group, Inc. (a)	382,000	11,777,060
MetLife, Inc.	106,442	3,975,609
Prudential Financial, Inc.	32,900	2,085,531
Unum Group	163,800	4,009,824
XL Group PLC	138,500	3,004,065
		39,346,765
TOTAL FINANCIALS		112,057,585
HEALTH CARE - 9.38%
Health Care Equipment & Supplies - 2.01%
Covidien PLC	73,400	4,013,512
Medtronic, Inc.	49,800	1,951,662
Zimmer Holdings, Inc.	31,500	2,024,820
		7,989,994
Health Care Providers & Services - 0.73%
Quest Diagnostics, Inc.	47,600	2,910,740
Pharmaceuticals - 6.64%
Eli Lilly & Company	68,100	2,742,387
Johnson & Johnson	146,500	9,663,140
Merck & Company, Inc.	71,196	2,733,927
Novartis AG - ADR	67,700	3,751,257
Pfizer, Inc.	124,500	2,821,170
Sanofi - ADR	119,700	4,638,375
		26,350,256
TOTAL HEALTH CARE		37,250,990
INDUSTRIALS - 10.20%
Aerospace & Defense - 4.91%
The Boeing Company	38,400	2,855,808
Embraer SA - ADR	85,200	2,724,696
Huntington Ingalls Industries, Inc. (a)	16,383	659,252
Lockheed Martin Corporation	86,600	7,781,876
Northrop Grumman Corporation	89,600	5,472,768
		19,494,400
Air Freight & Logistics - 1.39%
FedEx Corporation	60,000	5,517,600
Machinery - 3.90%
Cummins, Inc.	56,000	6,722,240
Ingersoll-Rand PLC	48,500	2,005,475
PACCAR, Inc.	144,500	6,766,935
		15,494,650
TOTAL INDUSTRIALS		40,506,650
INFORMATION TECHNOLOGY - 13.49%
Computers & Peripherals - 3.87%
Hewlett-Packard Company	645,300	15,377,499
Electronic Equipment, Instruments & Components - 2.54%
Corning, Inc.	429,700	6,050,176
TE Connectivity Limited	109,500	4,024,125
		10,074,301
Software - 7.08%
CA, Inc.	278,206	7,667,357
Microsoft Corporation	301,700	9,729,825
Oracle Corporation	366,900	10,698,804
		28,095,986
TOTAL INFORMATION TECHNOLOGY		53,547,786
MATERIALS - 0.49%
Chemicals - 0.49%
PPG Industries, Inc.	20,200	1,935,160
TOTAL MATERIALS		1,935,160
TELECOMMUNICATION SERVICES - 2.80%
Wireless Telecommunication Services - 2.80%
Vodafone Group PLC - ADR	401,300	11,103,971
TOTAL TELECOMMUNICATION SERVICES		11,103,971
UTILITIES - 6.66%
Electric Utilities - 3.42%
Edison International	104,400	4,438,044
Exelon Corporation	232,700	9,124,167
		13,562,211
Independent Power Producers & Energy Traders - 0.94%
NRG Energy, Inc. (a)	239,800	3,757,666
Multi-Utilities - 2.30%
Public Service Enterprise Group, Inc.	298,000	9,121,780
TOTAL UTILITIES		26,441,657

Total investments - 96.66% (Cost $440,326,090)		383,767,290

Time deposits * - 3.73%		14,804,362

Liabilities in excess of other assets - (0.39)%		(1,562,006)

Net assets - 100.00%		$397,009,646

(a) -	Non-income producing security.
ADR -	American Depositary Receipt
* -	Time deposits of $640,267 with HSBC Bank and $14,164,095 with Wells Fargo bear interest at 0.03% and mature on 4/2/2012.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2012
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

COMMON STOCKS - 97.86%	Shares Held	Value
CONSUMER DISCRETIONARY - 12.55%
Auto Components - 3.69%
Johnson Controls, Inc.	304,000	$9,873,920
Magna International, Inc.	250,700	11,968,418
		21,842,338
Automobiles - 0.50%
Harley-Davidson, Inc.	60,000	2,944,800
Diversified Consumer Services - 1.47%
H&R Block, Inc.	527,300	8,684,631
Hotels, Restaurants & Leisure - 0.51%
Carnival Corporation	93,800	3,009,104
Media - 2.69%
Comcast Corporation	501,500	14,799,265
The Interpublic Group of Companies, Inc.	99,200	1,131,872
		15,931,137
Multiline Retail - 1.18%
J.C. Penney Company, Inc.	196,500	6,961,995
Specialty Retail - 2.51%
The Gap, Inc.	452,900	11,838,806
The Home Depot, Inc.	59,009	2,968,743
		14,807,549
TOTAL CONSUMER DISCRETIONARY		74,181,554
CONSUMER STAPLES - 5.18%
Beverages - 1.03%
PepsiCo, Inc.	91,400	6,064,390
Food & Staples Retailing - 3.47%
CVS Caremark Corporation	191,100	8,561,280
Safeway, Inc.	193,500	3,910,635
Wal-Mart Stores, Inc.	131,300	8,035,560
		20,507,475
Food Products - 0.68%
Kraft Foods, Inc.	106,200	4,036,662
TOTAL CONSUMER STAPLES		30,608,527
ENERGY - 7.18%
Oil, Gas & Consumable Fuels - 7.18%
ConocoPhillips	181,400	13,788,214
Royal Dutch Shell PLC - Class B - ADR	248,200	17,530,366
Total SA - ADR	217,200	11,103,264
TOTAL ENERGY		42,421,844
FINANCIALS - 30.57%
Commercial Banks - 5.95%
PNC Financial Services Group, Inc.	137,200	8,848,028
Regions Financial Corporation	904,000	5,957,360
Wells Fargo & Company	596,591	20,367,617
		35,173,005
Consumer Finance - 2.03%
Capital One Financial Corporation	215,600	12,017,544
Diversified Financial Services - 9.97%
Bank of America Corporation	1,549,989	14,833,395
Citigroup, Inc.	428,968	15,678,780
JPMorgan Chase & Company	618,200	28,424,836
		58,937,011
Insurance - 12.62%
The Allstate Corporation	778,000	25,611,760
American International Group, Inc. (a)	619,700	19,105,351
MetLife, Inc.	272,558	10,180,041
Unum Group	494,200	12,098,016
XL Group PLC	349,800	7,587,162
		74,582,330
TOTAL FINANCIALS		180,709,890
HEALTH CARE - 8.53%
Health Care Equipment & Supplies - 0.77%
Zimmer Holdings, Inc.	71,200	4,576,736
Pharmaceuticals - 7.76%
Eli Lilly & Company	130,800	5,267,316
Johnson & Johnson	245,000	16,160,200
Merck & Company, Inc.	143,300	5,502,720
Novartis AG - ADR	114,700	6,355,527
Pfizer, Inc.	256,000	5,800,960
Sanofi - ADR	174,400	6,758,000
		45,844,723
TOTAL HEALTH CARE		50,421,459
INDUSTRIALS - 10.05%
Aerospace & Defense - 5.13%
The Boeing Company	38,000	2,826,060
Embraer SA - ADR	113,800	3,639,324
Huntington Ingalls Industries, Inc. (a)	23,650	951,676
Lockheed Martin Corporation	162,100	14,566,306
Northrop Grumman Corporation	137,000	8,367,960
		30,351,326
Machinery - 4.10%
Cummins, Inc.	99,100	11,895,964
PACCAR, Inc.	263,100	12,320,973
		24,216,937
Professional Services - 0.82%
Manpower, Inc.	102,100	4,836,477
TOTAL INDUSTRIALS		59,404,740
INFORMATION TECHNOLOGY - 12.02%
Computers & Peripherals - 4.34%
Hewlett-Packard Company	1,077,200	25,669,676
Electronic Equipment, Instruments & Components - 2.54%
Corning, Inc.	656,400	9,242,112
TE Connectivity Limited	156,525	5,752,294
		14,994,406
Software - 5.14%
CA, Inc.	474,581	13,079,452
Microsoft Corporation	536,500	17,302,125
		30,381,577
TOTAL INFORMATION TECHNOLOGY		71,045,659
TELECOMMUNICATION SERVICES - 3.20%
Wireless Telecommunication Services - 3.20%
Vodafone Group PLC - ADR	683,600	18,915,212
TOTAL TELECOMMUNICATION SERVICES		18,915,212
UTILITIES - 8.58%
Electric Utilities - 5.32%
Edison International	220,900	9,390,459
Exelon Corporation	450,300	17,656,263
PPL Corporation	156,000	4,408,560
		31,455,282
Independent Power Producers & Energy Traders - 0.72%
NRG Energy, Inc. (a)	272,000	4,262,240
Multi-Utilities - 2.54%
Public Service Enterprise Group, Inc.	490,600	15,017,266
TOTAL UTILITIES		50,734,788

Total investments - 97.86% (Cost $694,870,938)		578,443,673

Time deposit * - 2.57%		15,182,655

Liabilities in excess of other assets - (0.43)%		(2,537,535)

Net assets - 100.00%		$591,088,793

(a) -	Non-income producing security.
ADR -	American Depositary Receipt
* -	Time deposit with Citibank bears interest at 0.03% and matures on 4/2/2012.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2012
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

COMMON STOCKS - 96.21%	Shares Held	Value
CONSUMER DISCRETIONARY - 19.78%
Auto Components - 6.12%
Delphi Automotive PLC (a)	420,200	$13,278,320
The Goodyear Tire & Rubber Company (a)	1,670,900	18,747,498
Magna International, Inc. (c)	1,060,500	50,628,270
		82,654,088
Diversified Consumer Services - 2.97%
H&R Block, Inc.	2,438,700	40,165,389
Media - 6.07%
The Interpublic Group of Companies, Inc.	1,354,800	15,458,268
Valassis Communications, Inc. (a)(b)	2,888,400	66,433,200
		81,891,468
Multiline Retail - 0.77%
J.C. Penney Company, Inc.	293,700	10,405,791
Specialty Retail - 3.32%
Aeropostale, Inc. (a)	492,300	10,643,526
The Gap, Inc.	1,307,500	34,178,050
		44,821,576
Textiles, Apparel & Luxury Goods - 0.53%
The Jones Group, Inc.	569,900	7,157,944
TOTAL CONSUMER DISCRETIONARY		267,096,256
CONSUMER STAPLES - 3.54%
Beverages - 0.77%
Molson Coors Brewing Company	229,500	10,384,875
Food & Staples Retailing - 2.77%
Safeway, Inc. (c)	777,700	15,717,317
SUPERVALU, Inc. (c)	3,813,600	21,775,656
		37,492,973
TOTAL CONSUMER STAPLES		47,877,848
ENERGY - 7.38%
Oil, Gas & Consumable Fuels - 7.38%
Cobalt International Energy, Inc. (a)	2,186,000	65,645,580
Kosmos Energy Limited (a)	1,286,700	17,035,908
Stone Energy Corporation (a)	593,600	16,971,024
TOTAL ENERGY		99,652,512
FINANCIALS - 32.11%
Commercial Banks - 13.29%
Fifth Third Bancorp	926,800	13,021,540
First Horizon National Corporation	323,458	3,357,490
KeyCorp	3,703,320	31,478,220
Regions Financial Corporation	7,811,400	51,477,126
SunTrust Banks, Inc.	2,194,300	53,036,231
Synovus Financial Corporation	9,648,800	19,780,040
Zions Bancorporation	335,600	7,201,976
		179,352,623
Diversified Financial Services - 2.34%
PHH Corporation (a)	2,042,200	31,592,834
Insurance - 13.65%
The Allstate Corporation	1,659,700	54,637,324
CNO Financial Group, Inc. (a)	4,226,000	32,878,280
Torchmark Corporation	498,800	24,865,180
Unum Group	1,579,600	38,668,608
XL Group PLC	1,533,600	33,263,784
		184,313,176
Real Estate Management & Development - 2.83%
MI Developments, Inc.	1,104,400	38,201,196
TOTAL FINANCIALS		433,459,829
HEALTH CARE - 4.11%
Health Care Equipment & Supplies - 0.52%
Zimmer Holdings, Inc.	109,900	7,064,372
Health Care Providers & Services - 3.59%
LifePoint Hospitals, Inc. (a)	427,100	16,844,824
Omnicare, Inc.	888,400	31,600,388
		48,445,212
TOTAL HEALTH CARE		55,509,584
INDUSTRIALS - 12.75%
Aerospace & Defense - 5.93%
Alliant Techsystems, Inc.	253,100	12,685,372
Embraer SA - ADR	527,100	16,856,658
Huntington Ingalls Industries, Inc. (a)	1,255,600	50,525,344
		80,067,374
Building Products - 0.56%
Fortune Brands Home & Security, Inc. (a)	340,100	7,506,007
Construction & Engineering - 0.42%
EMCOR Group, Inc.	206,300	5,718,636
Professional Services - 2.34%
Manpower, Inc.	667,600	31,624,212
Road & Rail - 3.50%
Con-way, Inc.	1,446,600	47,173,626
TOTAL INDUSTRIALS		172,089,855
INFORMATION TECHNOLOGY - 9.39%
Communications Equipment - 2.81%
Arris Group, Inc. (a)	3,359,200	37,958,960
Computers & Peripherals - 0.44%
Lexmark International, Inc.	176,900	5,880,156
Electronic Equipment, Instruments & Components - 1.01%
TE Connectivity Limited	370,000	13,597,500
Semiconductors & Semiconductor Equipment - 1.16%
ON Semiconductor Corporation (a)	1,735,500	15,636,855
Software - 3.97%
CA, Inc.	1,706,344	47,026,841
Symantec Corporation (a)	354,900	6,636,630
		53,663,471
TOTAL INFORMATION TECHNOLOGY		126,736,942
UTILITIES - 7.15%
Electric Utilities - 5.29%
Edison International	720,100	30,611,451
Great Plains Energy, Inc.	1,013,400	20,541,618
PPL Corporation	716,000	20,234,160
		71,387,229
Independent Power Producers & Energy Traders - 1.69%
NRG Energy, Inc. (a)	1,459,400	22,868,798
Multi-Utilities - 0.17%
Public Service Enterprise Group, Inc.	74,400	2,277,384
TOTAL UTILITIES		96,533,411

Total investments - 96.21% (Cost $1,387,282,744)		1,298,956,237

Collateral for securities on loan^ - 3.27%		44,131,219

Time deposit * - 2.84%		38,296,960

Liabilities in excess of other assets - (2.32)%		(31,311,474)

Net assets - 100.00%		$1,350,072,942

(a) -	Non-income producing security.
(b) -
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2012, is set forth below:

Issuer Name	Share Balance At July 1, 2011	Additions	Reductions	Share Balance At March 31, 2012	Dividend Income	Value At March 31, 2012
Valassis Communications, Inc.	2,702,900	349,200	163,700	2,888,400	$-	$66,433,200

(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $43,138,242.
ADR -	American Depositary Receipt
^ -	Collateral for securities on loan was invested in the Invesco Government Agency Portfolio. The 7-day yield as of March 31, 2012 was 0.02%.
* -	Time deposit with HSBC Bank bears interest at 0.03% and matures on 4/2/2012.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2012
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

COMMON STOCKS - 97.22%	Shares Held	Value
CONSUMER DISCRETIONARY - 14.15%
Hotels, Restaurants & Leisure - 1.37%
Lakes Entertainment, Inc. (a)	175,900	$316,620
Marriott Vacations Worldwide Corporation (a)	132,400	3,774,724
		4,091,344
Household Durables - 0.25%
Furniture Brands International, Inc. (a)	442,000	742,560
Media - 6.64%
The Interpublic Group of Companies, Inc.	290,300	3,312,323
Valassis Communications, Inc. (a)	714,100	16,424,300
		19,736,623
Specialty Retail - 2.45%
Rent-A-Center, Inc.	193,000	7,285,750
Textiles, Apparel & Luxury Goods - 3.44%
Quiksilver, Inc. (a)	2,534,400	10,238,976
TOTAL CONSUMER DISCRETIONARY		42,095,253
CONSUMER STAPLES - 1.49%
Food Products - 1.49%
Overhill Farms, Inc. (a)(b)	982,900	4,423,050
TOTAL CONSUMER STAPLES		4,423,050
ENERGY - 4.65%
Oil, Gas & Consumable Fuels - 4.65%
Cobalt International Energy, Inc. (a)	179,200	5,381,376
Stone Energy Corporation (a)	295,500	8,448,345
TOTAL ENERGY		13,829,721
FINANCIALS - 26.37%
Commercial Banks - 6.44%
Associated Banc-Corp	210,500	2,938,580
First Horizon National Corporation	621,431	6,450,457
First Interstate BancSystem, Inc.	226,600	3,312,892
Synovus Financial Corporation	1,361,400	2,790,870
TCF Financial Corporation	130,300	1,549,267
Webster Financial Corporation	93,000	2,108,310
		19,150,376
Diversified Financial Services - 2.95%
PHH Corporation (a)	567,300	8,776,131
Insurance - 13.41%
CNO Financial Group, Inc. (a)	1,200,800	9,342,224
Employers Holdings, Inc.	203,600	3,605,756
Global Indemnity PLC (a)	422,113	8,226,982
The Hanover Insurance Group, Inc.	11,700	481,104
Horace Mann Educators Corporation	451,000	7,946,620
National Western Life Insurance Company	4,800	656,976
Symetra Financial Corporation	835,200	9,629,856
		39,889,518
Real Estate Investment Trusts - 0.73%
CapLease, Inc.	539,100	2,172,573
Real Estate Management & Development - 2.51%
MI Developments, Inc.	215,600	7,457,604
Thrifts & Mortgage Finance - 0.33%
First Financial Holdings, Inc.	87,900	966,900
TOTAL FINANCIALS		78,413,102
HEALTH CARE - 2.62%
Health Care Providers & Services - 2.62%
LifePoint Hospitals, Inc. (a)	119,600	4,717,024
PharMerica Corporation (a)	246,800	3,067,724
TOTAL HEALTH CARE		7,784,748
INDUSTRIALS - 32.05%
Aerospace & Defense - 8.61%
Alliant Techsystems, Inc.	206,400	10,344,768
Embraer SA - ADR	22,900	732,342
Huntington Ingalls Industries, Inc. (a)	361,200	14,534,688
		25,611,798
Building Products - 1.70%
Fortune Brands Home & Security, Inc. (a)	229,000	5,054,030
Commercial Services & Supplies - 2.68%
Corrections Corporation of America (a)	73,600	2,010,016
The Geo Group, Inc. (a)	312,900	5,948,229
		7,958,245
Construction & Engineering - 0.53%
EMCOR Group, Inc.	56,800	1,574,496
Machinery - 7.02%
CIRCOR International, Inc.	115,500	3,842,685
Meritor, Inc. (a)	238,800	1,927,116
Miller Industries, Inc. (b)	611,500	10,346,580
Mueller Water Products, Inc.	389,800	1,298,034
Terex Corporation (a)	153,900	3,462,750
		20,877,165
Professional Services - 6.16%
Heidrick & Struggles International, Inc.	216,200	4,762,886
Hudson Highland Group, Inc. (a)	1,624,700	8,740,886
Manpower, Inc.	101,700	4,817,529
		18,321,301
Road & Rail - 5.35%
Avis Budget Group, Inc. (a)	160,600	2,272,490
Con-way, Inc.	414,100	13,503,801
Saia, Inc. (a)	7,600	129,276
		15,905,567
TOTAL INDUSTRIALS		95,302,602
INFORMATION TECHNOLOGY - 6.54%
Communications Equipment - 3.73%
Arris Group, Inc. (a)	847,700	9,579,010
Symmetricom, Inc. (a)	263,000	1,517,510
		11,096,520
Computers & Peripherals - 0.95%
Lexmark International, Inc.	85,200	2,832,048
IT Services - 0.44%
CIBER, Inc. (a)	307,000	1,301,680
Semiconductors & Semiconductor Equipment - 1.42%
ON Semiconductor Corporation (a)	467,000	4,207,670
TOTAL INFORMATION TECHNOLOGY		19,437,918
MATERIALS - 2.56%
Metals & Mining - 2.56%
Noranda Aluminum Holding Corporation	764,300	7,620,071
TOTAL MATERIALS		7,620,071
UTILITIES - 6.79%
Electric Utilities - 6.79%
Great Plains Energy, Inc.	566,600	11,484,982
Portland General Electric Company	241,300	6,027,674
Westar Energy, Inc.	96,100	2,684,073
TOTAL UTILITIES		20,196,729

Total investments - 97.22% (Cost $301,113,684)		289,103,194

Time deposit * - 2.18%		6,471,857

Other assets in excess of liabilities - 0.60%		1,796,136

Net assets - 100.00%		$297,371,187

(a) -	Non-income producing security.
(b) -
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2012, is set forth below:

Issuer Name	Share Balance At July 1, 2011	Additions	Reductions	Share Balance At March 31, 2012	Dividend Income	Value At March 31, 2012
Miller Industries, Inc.	586,900	181,700	157,100	611,500	$182,647	$10,346,580
Overhill Farms, Inc.	889,200	93,700	-	982,900	-	4,423,050

ADR -	American Depositary Receipt
* -	Time deposit with HSBC Bank bears interest at 0.03% and matures on 4/2/2012.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2012
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

COMMON STOCKS - 84.98%	Shares Held	Value
CONSUMER DISCRETIONARY - 14.11%
Automobiles - 1.23%
General Motors Company (a)(c)	38,900	$997,785
Hotels, Restaurants & Leisure - 1.58%
Lakes Entertainment, Inc. (a)	179,600	323,280
Marriott Vacations Worldwide Corporation (a)	33,400	952,234
		1,275,514
Household Durables - 0.04%
Stanley Furniture Company, Inc. (a)	6,300	30,177
Media - 9.65%
Valassis Communications, Inc. (a)	339,000	7,797,000
Textiles, Apparel & Luxury Goods - 1.61%
Quiksilver, Inc. (a)	321,800	1,300,072
TOTAL CONSUMER DISCRETIONARY		11,400,548
CONSUMER STAPLES - 4.33%
Beverages - 3.16%
PepsiCo, Inc.	38,500	2,554,475
Food Products - 1.17%
Overhill Farms, Inc. (a)	210,800	948,600
TOTAL CONSUMER STAPLES		3,503,075
ENERGY - 7.33%
Oil, Gas & Consumable Fuels - 7.33%
Cobalt International Energy, Inc. (a)	105,300	3,162,159
ConocoPhillips	10,000	760,100
Murphy Oil Corporation	28,100	1,581,187
Total SA - ADR	8,200	419,184
TOTAL ENERGY		5,922,630
FINANCIALS - 21.73%
Diversified Financial Services - 7.96%
Bank of America Corporation	192,400	1,841,268
Citigroup, Inc.	41,300	1,509,515
JPMorgan Chase & Company	66,900	3,076,062
		6,426,845
Insurance - 9.52%
The Allstate Corporation	59,100	1,945,572
American International Group, Inc. (a)	133,000	4,100,390
Global Indemnity PLC (a)	84,684	1,650,491
		7,696,453
Thrifts & Mortgage Finance - 4.25%
Tree.com, Inc. (a)	452,100	3,435,960
TOTAL FINANCIALS		17,559,258
INDUSTRIALS - 21.25%
Aerospace & Defense - 4.81%
Alliant Techsystems, Inc.	16,000	801,920
Huntington Ingalls Industries, Inc. (a)	76,666	3,085,040
		3,886,960
Air Freight & Logistics - 0.51%
Air T, Inc.	42,900	410,553
Machinery - 4.15%
KSB AG (f)	1,100	648,861
Miller Industries, Inc. (c)	159,798	2,703,782
		3,352,643
Marine - 4.69%
Clarkson PLC	180,300	3,792,299
Professional Services - 3.87%
Hudson Highland Group, Inc. (a)	582,000	3,131,160
Road & Rail - 3.22%
Con-way, Inc.	79,900	2,605,539
TOTAL INDUSTRIALS		17,179,154
INFORMATION TECHNOLOGY - 6.01%
Computers & Peripherals - 2.57%
Hewlett-Packard Company	87,000	2,073,210
Electronic Equipment, Instruments & Components - 2.32%
Corning, Inc. (c)	133,200	1,875,456
Software - 1.12%
Microsoft Corporation	28,100	906,225
TOTAL INFORMATION TECHNOLOGY		4,854,891
MATERIALS - 1.64%
Metals & Mining - 1.64%
Noranda Aluminum Holding Corporation	133,300	1,329,001
TOTAL MATERIALS		1,329,001
TELECOMMUNICATION SERVICES - 3.44%
Wireless Telecommunication Services - 3.44%
Vodafone Group PLC - ADR (c)	100,500	2,780,835
TOTAL TELECOMMUNICATION SERVICES		2,780,835
UTILITIES - 5.14%
Electric Utilities - 2.65%
Exelon Corporation	54,700	2,144,787
Independent Power Producers & Energy Traders - 1.08%
NRG Energy, Inc. (a)	55,800	874,386
Multi-Utilities - 1.41%
Public Service Enterprise Group, Inc.	37,100	1,135,631
TOTAL UTILITIES		4,154,804
Total common stocks (Cost $66,645,037)		68,684,196

INVESTMENT COMPANIES - 1.13%
Closed-End Funds - 1.13%
Boulder Total Return Fund, Inc. (a)	22,500	384,975
Diamond Hill Financial Trends Fund, Inc.	49,100	530,771
Total investment companies (Cost $741,168)		915,746

PREFERRED STOCKS - 5.55%
FINANCIALS - 5.55%
Commercial Banks - 1.19%
Countrywide Capital V, 7.000%	40,200	959,574
Real Estate Investment Trusts - 2.43%
Strategic Hotels & Resorts, Inc. - Series A (a)	63,500	1,967,865
Thrifts & Mortgage Finance - 1.93%
Federal Home Loan Mortgage Corporation - Series K (a)	33,900	72,207
Federal Home Loan Mortgage Corporation - Series N (a)	118,600	400,868
Federal Home Loan Mortgage Corporation - Series S (a)	18,700	44,506
Federal Home Loan Mortgage Corporation - Series T (a)	37,900	85,085
Federal Home Loan Mortgage Corporation - Series Z (a)	689,100	957,849
		1,560,515
TOTAL FINANCIALS		4,487,954
Total preferred stocks (Cost $2,918,424)		4,487,954
CORPORATE BONDS - 2.13%	Amount
CONSUMER DISCRETIONARY - 0.93%
Household Durables - 0.93%
M/I Homes, Inc. (c)
8.625%, 11/15/2018	$750,000	753,750
TOTAL CONSUMER DISCRETIONARY		753,750
ENERGY - 0.88%
Oil, Gas & Consumable Fuels - 0.88%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	679,000	713,799
TOTAL ENERGY		713,799
FINANCIALS - 0.32%
Diversified Financial Services - 0.32%
PHH Corporation
9.250%, 03/01/2016	250,000	255,312
TOTAL FINANCIALS		255,312
Total corporate bonds (Cost $1,578,698)		1,722,861
PURCHASED PUT OPTIONS - 2.18%	Contracts (100 shares per contract)
CONSUMER DISCRETIONARY - 0.60%
Household Durables - 0.60%
Hovnanian Enterprises, Inc. (a)	593	47,440
Expiration: January 2014, Exercise Price: $2.00
KB Home (a)	1,300	438,750
Expiration: January 2014, Exercise Price: $10.00
TOTAL CONSUMER DISCRETIONARY		486,190
MATERIALS - 0.89%
Metals & Mining - 0.89%
United States Steel Corporation (a)
Expiration: January 2014, Exercise Price: $40.00	100	143,000
Expiration: January 2014, Exercise Price: $45.00	300	576,000
TOTAL MATERIALS		719,000
TELECOMMUNICATION SERVICES - 0.69%
Diversified Telecommunication Services - 0.69%
Verizon Communications, Inc. (a)	800	556,000
Expiration: January 2014, Exercise Price: $40.00
TOTAL TELECOMMUNICATION SERVICES		556,000
Total purchased put options (Cost $2,232,683)		1,761,190
WARRANTS - 1.34%
FINANCIALS - 1.34%
Insurance - 1.34%	Shares Held
American International Group, Inc. (a)	101,800	1,082,134
Expiration: January 2021, Exercise Price: $45.00		1,082,134
TOTAL FINANCIALS		1,082,134
Total warrants (Cost $586,289)

Total investments - 97.31% (Cost $74,702,299)		78,654,081

Time deposits * - 1.31%		1,061,344

Other assets in excess of liabilities - 1.38%		1,109,471

Net assets - 100.00%		$80,824,896

(a) -	Non-income producing security.
(c) -	All or a portion of this security is segregated as collateral.
(f) -	Security valued using Interactive Data's proprietary fair value pricing model. The total market value of this security was $648,861, representing 0.80% of net assets.
ADR -	American Depositary Receipt
* -
Time deposits of $61,344 with Bank of America, $500,000 with Citibank and $500,000 with JPMorgan Chase bear interest at 0.03% and mature on 4/2/2012. Invested through a cash management account administered by Brown Brothers Harriman & Co.

An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2012, is set forth below:

Issuer Name	Share Balance At July 1, 2011	Additions	Reductions	Share Balance At March 31, 2012	Dividend Income	Value At March 31, 2012
Tree.com, Inc. +	553,200	-	101,100	452,100	$-	$3,435,960

+	Issuer was not an affiliate as of March 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of March 31, 2012:

ASSET DERIVATIVES
Equity Contracts:
Purchased Put Options	$1,761,190

Schedule of Investments - March 31, 2012
Hotchkis & Wiley Capital Income Fund (Unaudited)

COMMON STOCKS - 56.71%	Shares Held	Value
CONSUMER DISCRETIONARY - 4.88%
Auto Components - 1.42%
Johnson Controls, Inc.	3,906	$126,867
Automobiles - 0.25%
General Motors Company - Escrow (a)(f)(i)	4,600	0
General Motors Company (a)	874	22,418
		22,418
Diversified Consumer Services - 0.58%
H&R Block, Inc.	3,138	51,683
Hotels, Restaurants & Leisure - 0.60%
Carnival Corporation	1,650	52,932
Specialty Retail - 2.03%
The Home Depot, Inc.	3,601	181,166
TOTAL CONSUMER DISCRETIONARY		435,066
CONSUMER STAPLES - 8.88%
Beverages - 1.80%
PepsiCo, Inc.	2,414	160,169
Food & Staples Retailing - 1.43%
Wal-Mart Stores, Inc. (c)	2,081	127,357
Food Products - 2.69%
Kraft Foods, Inc.	3,928	149,303
Unilever PLC - ADR	2,737	90,458
		239,761
Household Products - 1.11%
Kimberly-Clark Corporation	1,340	99,013
Tobacco - 1.85%
Philip Morris International, Inc. (c)	1,862	164,992
TOTAL CONSUMER STAPLES		791,292
ENERGY - 6.75%
Oil, Gas & Consumable Fuels - 6.75%
ConocoPhillips	2,347	178,395
Royal Dutch Shell PLC - Class B - ADR	3,459	244,310
Total SA - ADR	3,495	178,664
TOTAL ENERGY		601,369
FINANCIALS - 9.34%
Commercial Banks - 3.72%
PNC Financial Services Group, Inc.	2,784	179,540
Wells Fargo & Company	4,441	151,616
		331,156
Diversified Financial Services - 3.61%
JPMorgan Chase & Company (c)	7,000	321,860
Insurance - 2.01%
The Allstate Corporation	5,444	179,216
TOTAL FINANCIALS		832,232
HEALTH CARE - 7.73%
Pharmaceuticals - 7.73%
Eli Lilly & Company	1,865	75,104
Johnson & Johnson	3,909	257,837
Merck & Company, Inc.	2,260	86,784
Novartis AG - ADR	2,272	125,892
Pfizer, Inc.	4,041	91,569
Sanofi - ADR	1,331	51,576
TOTAL HEALTH CARE		688,762
INDUSTRIALS - 4.23%
Aerospace & Defense - 3.67%
Lockheed Martin Corporation (c)	2,805	252,057
Northrop Grumman Corporation	1,232	75,251
		327,308
Machinery - 0.56%
PACCAR, Inc.	1,074	50,295
TOTAL INDUSTRIALS		377,603
INFORMATION TECHNOLOGY - 3.92%
Computers & Peripherals - 0.56%
Hewlett-Packard Company	2,087	49,733
Software - 3.36%
Microsoft Corporation	9,297	299,828
TOTAL INFORMATION TECHNOLOGY		349,561
TELECOMMUNICATION SERVICES - 3.79%
Wireless Telecommunication Services - 3.79%
Vodafone Group PLC - ADR	12,209	337,823
TOTAL TELECOMMUNICATION SERVICES		337,823
UTILITIES - 7.19%
Electric Utilities - 5.17%
Edison International	2,322	98,708
Exelon Corporation (c)	6,836	268,040
PPL Corporation	3,339	94,360
		461,108
Multi-Utilities - 2.02%
Public Service Enterprise Group, Inc.	5,887	180,201
TOTAL UTILITIES		641,309
Total common stocks (Cost $4,619,224)		5,055,017
PREFERRED STOCKS - 1.65%
FINANCIALS - 1.65%
Commercial Banks - 0.95%
Countrywide Capital V, 7.000%	2,024	48,313
Zions Bancorporation, 9.500%	1,390	36,237
		84,550
Consumer Finance - 0.31%
GMAC Capital Trust I - Series 2, 8.125% (b)	1,200	27,732
Real Estate Investment Trusts - 0.35%
Strategic Hotels & Resorts, Inc. - Series A, 8.500% (a)	1,000	30,990
Thrifts & Mortgage Finance - 0.04%
Federal Home Loan Mortgage Corporation - Series Z, 8.375% (a)(b)	2,635	3,663
TOTAL FINANCIALS		146,935
Total preferred stocks (Cost $143,956)		146,935
CONVERTIBLE PREFERRED STOCKS - 0.88%
CONSUMER DISCRETIONARY - 0.35%
Auto Components - 0.35%
The Goodyear Tire & Rubber Company, 5.875%	750	31,073
TOTAL CONSUMER DISCRETIONARY		31,073
FINANCIALS - 0.53%
Commercial Banks - 0.25%
KeyCorp, 7.750%	200	22,550
Diversified Financial Services - 0.28%
Citigroup, Inc., 7.500%	237	24,536
TOTAL FINANCIALS		47,086
Total convertible preferred stocks (Cost $87,571)		78,159

CONVERTIBLE BONDS - 0.36%	Amount
INDUSTRIALS - 0.36%
Machinery - 0.36%
Meritor, Inc.
4.000%, 02/15/2027 (b)	$38,000	31,873
TOTAL INDUSTRIALS		31,873
Total convertible bonds (Cost $37,286)		31,873

CORPORATE BONDS - 37.26%
CONSUMER DISCRETIONARY - 7.94%
Auto Components - 1.22%
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 05/09/2011, $25,344) (r)	25,000	26,000
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/31/2010 - 07/07/2011, Cost $30,562) (r)	28,000	31,430
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 12/31/2010, Cost $21,481) (i)(r)	20,000	21,325
Tomkins LLC / Tomkins, Inc.
9.000%, 10/01/2018	27,000	30,038
		108,793
Automobiles - 0.40%
Chrysler Group LLC
8.250%, 06/15/2021	35,000	35,525
Hotels, Restaurants & Leisure - 1.42%
CKE Restaurants, Inc.
11.375%, 07/15/2018	40,000	45,900
DineEquity, Inc.
9.500%, 10/30/2018	30,000	33,000
MGM Resorts International
7.750%, 03/15/2022	15,000	15,300
NCL Corporation Limited
9.500%, 11/15/2018	30,000	32,475
		126,675
Household Durables - 0.34%
M/I Homes, Inc.
8.625%, 11/15/2018	30,000	30,150
Leisure Equipment & Products - 0.71%
CityCenter Holdings LLC / CityCenter Finance Corporation
11.500%, 01/15/2017 (p)	27,906	31,045
Seven Seas Cruises LLC
9.125%, 05/15/2019 (Acquired 05/13/2011, Cost $32,000) (r)	32,000	32,640
		63,685
Media - 3.31%
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (Acquired 12/31/2010 - 03/19/2012, Cost $25,925) (r)	25,000	25,875
CCO Holdings LLC / CCO Holdings Capital Corporation
7.375%, 06/01/2020	30,000	32,700
Cequel Communications Holdings I LLC / Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 12/31/2010 - 06/21/2011, Cost $25,425) (r)	25,000	26,969
Clear Channel Worldwide Holdings, Inc. - Series B
9.250%, 12/15/2017	30,000	33,038
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019 (Acquired 05/26/2011 - 03/21/2012, Cost $34,461) (r)	35,000	33,249
Entercom Radio LLC
10.500%, 12/01/2019	20,000	21,650
Kabel BW GmbH
7.500%, 03/15/2019 (Acquired 03/28/2011 - 04/05/2011, Cost $30,688) (r)	30,000	32,550
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012, Cost $19,978) (r)	20,000	20,000
Unitymedia Hessen GmbH & Company / Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 12/31/2010, Cost $31,500) (r)	30,000	32,550
Valassis Communications, Inc.
6.625%, 02/01/2021	35,000	36,049
		294,630
Multiline Retail - 0.54%
99 Cents Only Stores
11.000%, 12/15/2019 (Acquired 03/28/2012, Cost $21,475) (r)	20,000	21,500
Dillard's, Inc.
7.130%, 08/01/2018	25,000	26,438
		47,938
TOTAL CONSUMER DISCRETIONARY		707,396
CONSUMER STAPLES - 0.79%
Food Products - 0.33%
Post Holdings, Inc.
7.375%, 02/15/2022 (Acquired 01/27/2012 - 02/28/2012, Cost $29,105) (r)	28,000	29,400
Household Products - 0.46%
FGI Holding Company, Inc.
11.250%, 10/01/2015 (p)	21,191	21,827
FGI Operating Company, Inc.
10.250%, 08/01/2015	18,000	19,397
		41,224
TOTAL CONSUMER STAPLES		70,624
ENERGY - 4.91%
Energy Equipment & Services - 1.91%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	15,000	15,825
Bill Barrett Corporation
7.000%, 10/15/2022	30,000	29,025
Parker Drilling Company
9.125%, 04/01/2018	35,000	37,275
PHI, Inc.
8.625%, 10/15/2018	35,000	36,050
Thermon Industries, Inc.
9.500%, 05/01/2017	24,000	26,520
Unit Corporation
6.625%, 05/15/2021	25,000	25,688
		170,383
Oil, Gas & Consumable Fuels - 3.00%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	40,000	42,050
Comstock Resources, Inc.
8.375%, 10/15/2017	20,000	19,550
7.750%, 04/01/2019	30,000	28,050
Holly Energy Partners LP / Holly Energy Finance Corporation
6.500%, 03/01/2020 (Acquired 02/28/2012 - 03/20/2012, Cost $29,520) (r)	29,000	29,508
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	27,000	18,056
PBF Holding Company LLC / PBF Finance Corporation
8.250%, 02/15/2020 (Acquired 01/27/2012 - 02/09/2012, Cost $29,713) (r)	30,000	30,750
Petroquest Energy, Inc.
10.000%, 09/01/2017	45,000	46,688
Stone Energy Corporation
8.625%, 02/01/2017	50,000	52,499
		267,151
TOTAL ENERGY		437,534
FINANCIALS - 4.12%
Commercial Banks - 1.03%
CIT Group, Inc.
4.750%, 02/15/2015 (Acquired 02/02/2012 - 02/03/2012, Cost $30,018) (r)	30,000	30,340
7.000%, 05/02/2017 (Acquired 12/31/2010 - 07/20/2011, Cost $61,019) (r)	61,000	61,229
		91,569
Consumer Finance - 1.15%
Ally Financial, Inc.
7.250%, 09/15/2017	20,000	19,876
Credit Acceptance Corporation
9.125%, 02/01/2017	35,000	37,975
SLM Corporation - Series A
8.450%, 06/15/2018 (c)	40,000	44,800
		102,651
Diversified Financial Services - 0.40%
PHH Corporation
9.250%, 03/01/2016	35,000	35,744
Insurance - 1.15%
American International Group, Inc.
8.175%, 05/15/2058 (b)(c)	50,000	53,175
CNO Financial Group, Inc.
9.000%, 01/15/2018 (Acquired 12/31/2010 - 05/17/2011, Cost $47,673) (r)	45,000	48,825
		102,000
Investments & Miscellaneous Financial Services - 0.39%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 07/19/2011, Cost $35,072) (i)(r)	35,000	35,000
TOTAL FINANCIALS		366,964
HEALTH CARE - 4.83%
Health Care Providers & Services - 2.62%
AMERIGROUP Corporation
7.500%, 11/15/2019	20,000	22,000
AMGH Merger Sub, Inc.
9.250%, 11/01/2018 (Acquired 12/31/2010 - 06/03/2011, Cost $26,397) (r)	25,000	26,125
Capella Healthcare, Inc.
9.250%, 07/01/2017	40,000	41,199
Emergency Medical Services Corporation
8.125%, 06/01/2019	20,000	20,650
Fresenius Medical Care U.S. Finance, Inc.
6.500%, 09/15/2018 (Acquired 09/08/2011, Cost $9,862) (r)	10,000	10,950
HCA, Inc.
6.500%, 02/15/2020	35,000	36,837
Health Management Associates, Inc.
6.125%, 04/15/2016	30,000	31,538
Rural/Metro Corporation
10.125%, 07/15/2019 (Acquired 02/01/2012 - 02/10/2012, Cost $8,773) (r)	10,000	9,275
Surgical Care Affiliates, Inc.
9.625%, 07/15/2015 (Acquired 03/21/2012, Cost $15,167) (r)(p)	15,000	15,150
10.000%, 07/15/2017 (Acquired 12/31/2010, Cost $20,400) (i)(r)	20,000	20,075
		233,799
Health Care Technology - 1.86%
DJO Finance LLC / DJO Finance Corporation
8.750%, 03/15/2018 (Acquired 03/13/2012 - 03/20/2012, Cost $25,434) (r)	25,000	25,375
Grifols, Inc.
8.250%, 02/01/2018	30,000	32,625
Kinetic Concepts, Inc. / KCI USA, Inc.
10.500%, 11/01/2018 (Acquired 10/25/2011 - 11/10/2011, Cost $24,698) (r)	25,000	26,219
12.500%, 11/01/2019 (Acquired 02/09/2012, Cost $9,875) (r)	10,000	9,500
Merge Healthcare, Inc.
11.750%, 05/01/2015	20,000	21,700
PSS World Medical, Inc.
6.375%, 03/01/2022 (Acquired 02/16/2012 - 03/14/2012, Cost $23,120) (r)	23,000	23,748
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 03/24/2011, Cost $25,764) (r)	25,000	26,625
		165,792
Pharmaceuticals - 0.35%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/31/2010 - 06/28/2011, Cost $30,725) (r)	30,000	30,975
TOTAL HEALTH CARE		430,566
INDUSTRIALS - 5.50%
Aerospace & Defense - 0.12%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	10,000	10,763
Airlines - 1.54%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	37,084	37,918
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	39,655	39,952
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	23,779	24,373
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (e)(i)	35,434	35,257
		137,500
Building Products - 1.15%
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 11/21/2011, Cost $40,400) (r)	40,000	42,550
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 03/06/2012, Cost $25,875) (r)	25,000	26,125
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
8.625%, 12/01/2017 (Acquired 12/31/2010 - 06/03/2011, Cost $33,070) (r)	32,000	34,080
		102,755
Commercial Services & Supplies - 1.69%
International Lease Finance Corporation
8.250%, 12/15/2020 (c)	50,000	55,135
RSC Equipment Rental, Inc. / RSC Holdings III LLC
8.250%, 02/01/2021	30,000	32,100
ServiceMaster Company
8.000%, 02/15/2020 (Acquired 02/02/2012 - 03/20/2012, Cost $25,500) (r)	25,000	26,750
United Rentals North America, Inc.
8.375%, 09/15/2020	20,000	20,800
UR Financing Escrow Corporation
5.750%, 07/15/2018 (Acquired 02/24/2012, Cost $15,000) (r)	15,000	15,394
		150,179
Construction & Engineering - 0.16%
Tutor Perini Corporation
7.625%, 11/01/2018	14,000	14,210
Machinery - 0.55%
Altra Holdings, Inc.
8.125%, 12/01/2016	20,000	21,600
The Manitowoc Company, Inc.
8.500%, 11/01/2020	25,000	27,625
		49,225
Road & Rail - 0.29%
Florida East Coast Railway Corporation
8.125%, 02/01/2017	25,000	25,625
TOTAL INDUSTRIALS		490,257
INFORMATION TECHNOLOGY - 1.37%
Communications Equipment - 0.30%
CDW LLC / CDW Finance Corporation
8.500%, 04/01/2019 (Acquired 02/02/2012, Cost $5,219) (r)	5,000	5,338
8.500%, 04/01/2019	20,000	21,350
		26,688
Electronic Equipment, Instruments & Components - 0.44%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 12/31/2010 - 08/29/2011, Cost $26,837) (r)	25,000	27,500
10.750%, 08/01/2020	10,000	11,275
		38,775
Software - 0.63%
Ceridian Corporation
11.250%, 11/15/2015	20,000	18,150
First Data Corporation
8.875%, 08/15/2020 (Acquired 12/31/2010 - 12/05/2011, Cost $36,047) (r)	35,000	38,106
		56,256
TOTAL INFORMATION TECHNOLOGY		121,719
MATERIALS - 5.58%
Chemicals - 2.48%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/31/2010, Cost $21,453) (r)	20,000	22,300
Hexion U.S. Finance Corporation / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	25,000	26,000
Lyondell Chemical Company
8.000%, 11/01/2017	20,000	22,550
LyondellBasell Industries NV
6.000%, 11/15/2021 (Acquired 01/05/2012 - 03/27/2012, Cost $42,782) (r)	40,000	42,199
Momentive Performance Materials, Inc.
12.500%, 06/15/2014	25,000	26,813
9.000%, 01/15/2021	30,000	26,400
Omnova Solutions, Inc.
7.875%, 11/01/2018	30,000	28,875
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 03/13/2012, Cost $25,688) (r)	25,000	26,125
		221,262
Containers & Packaging - 0.37%
BWAY Holding Company
10.000%, 06/15/2018	30,000	33,075
Metals & Mining - 1.61%
AM Castle & Company
12.750%, 12/15/2016 (Acquired 12/12/2011 - 01/17/2012, Cost $30,567) (r)	31,000	33,713
Atkore International, Inc.
9.875%, 01/01/2018	35,000	36,837
Rain CII Carbon LLC / CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 12/31/2010 - 12/07/2011, Cost $35,769) (r)	35,000	36,837
SunCoke Energy, Inc.
7.625%, 08/01/2019	35,000	36,137
		143,524
Paper & Forest Products - 1.12%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 12/31/2010 - 12/30/2011, Cost $41,664) (p)(r)	42,025	33,200
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (Acquired 05/17/2011, Cost $36,318) (r)	36,000	36,855
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019 (Acquired 03/08/2012, Cost $9,890) (r)	10,000	10,338
8.750%, 02/01/2019	35,000	19,425
		99,818
TOTAL MATERIALS		497,679
TELECOMMUNICATION SERVICES - 0.61%
Diversified Telecommunication Services - 0.34%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 02/28/2012, Cost $30,121) (r)	29,000	30,885
Wireless Telecommunication Services - 0.27%
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 07/05/2011 - 01/15/2012, Cost $29,232) (p)(r)	26,837	23,885
TOTAL TELECOMMUNICATION SERVICES		54,770
UTILITIES - 1.61%
Electric Utilities - 0.26%
Texas Competitive Electric Holdings Company LLC / Texas Competitive Electric Holdings Finance, Inc.
11.500%, 10/01/2020 (Acquired 04/18/2011 - 07/07/2011, Cost $34,938) (r)	35,000	23,013
Independent Power Producers & Energy Traders - 0.95%
Edison Mission Energy
7.000%, 05/15/2017	30,000	19,050
GenOn Americas Generation LLC
8.500%, 10/01/2021	25,000	22,125
NRG Energy, Inc.
7.875%, 05/15/2021	45,000	43,424
		84,599
Multi-Utilities - 0.40%
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	35,000	36,138
TOTAL UTILITIES		143,750
Total corporate bonds (Cost $3,310,024)		3,321,259

WARRANTS - 0.08%	Shares Held
CONSUMER DISCRETIONARY - 0.08%
Automobiles - 0.08%
General Motors Company
Expiration: July 2016, Exercise Price: $10.00 (a)	425	7,068
Expiration: July 2019, Exercise Price: $18.33 (a)	19	213
TOTAL CONSUMER DISCRETIONARY		7,281
Total warrants (Cost $11,639)		7,281

Total investments - 96.94% (Cost $8,209,700)		8,640,524

Time deposit * - 2.08%		185,538

Other assets in excess of liabilities - 0.98%		87,814

Net assets - 100.00%		$8,913,876

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at March 31, 2012.
(c) -	All or a portion of this security is segregated as collateral.
(e) -
Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $35,257, representing 0.40% of net assets.

(f) -	Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration  or be limited to qualified institutional buyers.  The total market value of these securities was $1,328,350, representing 14.90% of net assets.

ADR -	American Depositary Receipt
* -	Time deposit with HSBC Bank bears interest at 0.03% and matures on 4/2/2012.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2012
Hotchkis & Wiley High Yield Fund (Unaudited)

CORPORATE BONDS - 87.19%	Amount	Value
Aerospace/Defense - 0.89%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (c)	$3,750,000	$4,035,938
Airlines - 3.94%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	4,569,277	4,672,085
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	5,379,889	5,420,238
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	3,182,253	3,261,810
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (Acquired 06/23/2010 - 03/21/2012, Cost $4,421,428) (e)(i)	4,574,899	4,552,024
		17,906,157
Auto Loans - 1.01%
Credit Acceptance Corporation
9.125%, 02/01/2017	4,235,000	4,594,975
Auto Parts & Equipment - 3.70%
Affinia Group, Inc.
10.750%, 08/15/2016 (Acquired 08/06/2009 - 10/04/2011, Cost $2,347,995) (r)	2,228,000	2,439,660
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011 - 10/20/2011, Cost $2,983,412) (r)	3,025,000	3,146,000
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/10/2009 - 09/13/2011, Cost $2,847,406) (r)	2,700,000	3,030,750
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	1,499,000	1,607,678
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 09/24/2010 - 11/01/2011, Cost $3,074,050) (i)(r)	2,955,000	3,150,769
Tomkins LLC / Tomkins, Inc.
9.000%, 10/01/2018	3,119,000	3,469,887
		16,844,744
Automakers - 0.68%
Chrysler Group LLC
8.250%, 06/15/2021	3,025,000	3,070,375
Banking - 0.41%
Ally Financial, Inc.
7.250%, 09/15/2017	1,858,000	1,846,516
Building & Construction - 1.22%
M/I Homes, Inc.
8.625%, 11/15/2018	3,400,000	3,417,000
Tutor Perini Corporation
7.625%, 11/01/2018	2,087,000	2,118,305
		5,535,305
Building Materials - 3.04%
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 08/26/2011 - 01/18/2012, Cost $5,316,264) (r)	5,391,000	5,734,675
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 09/06/2011 - 03/14/2012, Cost $3,659,306) (r)	3,715,000	3,882,175
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
8.625%, 12/01/2017 (Acquired 11/08/2010 - 03/27/2012, Cost $4,105,868) (r)	3,954,000	4,211,010
		13,827,860
Chemicals - 5.94%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/11/2009 - 11/01/2011, Cost $2,994,747) (r)	2,869,000	3,198,935
Hexion U.S. Finance Corporation / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	3,125,000	3,250,000
LyondellBasell Industries NV
6.000%, 11/15/2021 (Acquired 11/04/2011 - 03/27/2012, Cost $5,242,442) (r)	4,965,000	5,238,074
Lyondell Chemical Company
8.000%, 11/01/2017	2,608,000	2,940,520
Momentive Performance Materials, Inc.
12.500%, 06/15/2014	2,467,000	2,645,858
9.000%, 01/15/2021	2,870,000	2,525,600
Omnova Solutions, Inc.
7.875%, 11/01/2018	3,955,000	3,806,687
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 03/13/2012, Cost $3,314,650) (r)	3,235,000	3,380,575
		26,986,249
Consumer - Products - 0.90%
FGI Holding Company, Inc.
11.250%, 10/01/2015 (p)	1,302,964	1,342,053
FGI Operating Company, Inc.
10.250%, 08/01/2015	2,542,000	2,739,259
		4,081,312
Consumer/Commercial/Lease Financing - 4.68%
CIT Group, Inc.
4.750%, 02/15/2015 (Acquired 02/02/2012 - 02/03/2012, Cost $2,221,424) (r)	2,220,000	2,245,144
7.000%, 05/02/2017 (Acquired 12/10/2009 - 09/26/2011, Cost $7,062,125) (r)	7,076,000	7,102,534
International Lease Finance Corporation
4.875%, 04/01/2015	2,000,000	1,980,970
8.250%, 12/15/2020	5,170,000	5,701,011
SLM Corporation - Series A
8.450%, 06/15/2018 (c)	3,810,000	4,267,200
		21,296,859
Department Stores - 0.85%
Dillard's, Inc.
6.625%, 01/15/2018	545,000	559,988
7.130%, 08/01/2018	3,115,000	3,294,113
		3,854,101
Discount Stores - 0.70%
99 Cents Only Stores
11.000%, 12/15/2019 (Acquired 12/14/2011 - 03/28/2012, Cost $3,048,813) (r)	2,950,000	3,171,250
Diversified Capital Goods - 0.19%
FCC Holdings, Inc.
13.000%, 12/15/2015 (Acquired 01/03/2011, Cost $966,410) (i)(r)	964,000	874,830
Electric - Generation - 3.54%
Edison Mission Energy
7.000%, 05/15/2017 (c)	3,105,000	1,971,675
Energy Future Holdings Corporation
9.750%, 10/15/2019	2,113,000	2,181,672
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	2,112,000	2,180,640
GenOn Americas Generation LLC
8.500%, 10/01/2021	3,158,000	2,794,830
NRG Energy, Inc.
7.875%, 05/15/2021	5,930,000	5,722,450
Texas Competitive Electric Holdings Company LLC / Texas Competitive Electric Holdings Finance, Inc.
11.500%, 10/01/2020 (Acquired 04/14/2011 - 07/07/2011, Cost $1,868,913) (r)	1,875,000	1,232,813
		16,084,080
Electronics - 1.01%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 04/20/2010 - 10/05/2011, Cost $3,168,013) (r)	3,105,000	3,415,500
10.750%, 08/01/2020	1,050,000	1,183,875
		4,599,375
Energy - Exploration & Production - 4.87%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,885,000	1,988,675
Bill Barrett Corporation
7.000%, 10/15/2022	3,598,000	3,481,065
Comstock Resources, Inc.
8.375%, 10/15/2017	1,317,000	1,287,368
7.750%, 04/01/2019	1,940,000	1,813,900
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	2,750,000	2,990,625
Petroquest Energy, Inc.
10.000%, 09/01/2017	5,620,000	5,830,749
Stone Energy Corporation
8.625%, 02/01/2017	4,517,000	4,742,849
		22,135,231
Food - Wholesale - 0.82%
Post Holdings, Inc.
7.375%, 02/15/2022 (Acquired 01/27/2012 - 02/28/2012, Cost $3,707,280) (r)	3,573,000	3,751,650
Forestry/Paper - 2.33%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 02/22/2010 - 12/30/2011, Cost $2,985,586) (p)(r)	2,987,058	2,359,776
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (Acquired 05/17/2011 - 02/14/2012, Cost $4,215,856) (r)	4,145,000	4,243,443
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019 (Acquired 03/08/2012 - 03/15/2012, Cost $1,869,876) (r)	1,865,000	1,927,944
8.750%, 02/01/2019	3,713,000	2,060,715
		10,591,878
Gaming - 1.29%
CityCenter Holdings LLC / CityCenter Finance Corporation
11.500%, 01/15/2017 (p)	3,577,919	3,980,435
MGM Resorts International
7.750%, 03/15/2022	1,855,000	1,892,100
		5,872,535
Gas Distribution - 0.63%
Holly Energy Partners LP / Holly Energy Finance Corporation
6.500%, 03/01/2020 (Acquired 02/28/2012 - 03/20/2012, Cost $2,887,920) (r)	2,836,000	2,885,630
Health Facilities - 3.65%
Capella Healthcare, Inc.
9.250%, 07/01/2017	3,520,000	3,625,600
HCA, Inc.
6.500%, 02/15/2020 (c)	4,265,000	4,488,913
Health Management Associates, Inc.
6.125%, 04/15/2016 (c)	3,907,000	4,107,234
Surgical Care Affiliates, Inc.
9.625%, 07/15/2015 (Acquired 02/17/2012 - 03/21/2012, Cost $2,226,529) (p)(r)	2,204,981	2,227,031
10.000%, 07/15/2017 (Acquired 12/15/2009 - 02/22/2012, Cost $2,169,958) (i)(r)	2,155,000	2,163,081
		16,611,859
Health Services - 1.98%
AMGH Merger Sub, Inc.
9.250%, 11/01/2018 (Acquired 10/15/2010 - 03/08/2011, Cost $2,133,221) (r)	2,055,000	2,147,475
Emergency Medical Services Corporation
8.125%, 06/01/2019	2,185,000	2,256,013
Rural/Metro Corporation
10.125%, 07/15/2019 (Acquired 02/01/2012 - 02/10/2012, Cost $1,072,023) (r)	1,220,000	1,131,550
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 10/07/2011, Cost $3,290,159) (r)	3,255,000	3,466,575
		9,001,613
Investments & Miscellaneous Financial Services - 1.44%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 12/01/2011, Cost $2,824,679) (i)(r)	2,830,000	2,830,000
PBF Holding Company LLC / PBF Finance Corporation
8.250%, 02/15/2020 (Acquired 01/27/2012 - 02/09/2012, Cost $3,593,255) (r)	3,645,000	3,736,125
		6,566,125
Leisure - 1.67%
NCL Corporation Limited
11.750%, 11/15/2016	1,910,000	2,220,375
9.500%, 11/15/2018	1,770,000	1,916,025
Seven Seas Cruises LLC
9.125%, 05/15/2019 (Acquired 05/13/2011 - 03/05/2012, Cost $3,468,571) (r)	3,388,000	3,455,760
		7,592,160
Life Insurance - 0.94%
CNO Financial Group, Inc.
9.000%, 01/15/2018 (Acquired 12/14/2010 - 10/27/2011, Cost $4,086,609) (c)(r)	3,945,000	4,280,325
Machinery - 1.37%
Altra Holdings, Inc.
8.125%, 12/01/2016	3,649,000	3,940,920
The Manitowoc Company, Inc.
8.500%, 11/01/2020	2,055,000	2,270,775
		6,211,695
Managed Care - 0.54%
AMERIGROUP Corporation
7.500%, 11/15/2019	2,250,000	2,475,000
Media - Broadcast - 1.78%
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019 (Acquired 04/29/2011 - 03/21/2012, Cost $3,652,280) (r)	3,860,000	3,667,000
Entercom Radio LLC
10.500%, 12/01/2019	1,980,000	2,143,350
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012, Cost $2,266,928) (r)	2,270,000	2,270,000
		8,080,350
Media - Cable - 3.98%
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (Acquired 12/01/2010 - 03/19/2012, Cost $3,679,453) (r)	3,588,000	3,713,580
CCO Holdings LLC / CCO Holdings Capital Corporation
7.375%, 06/01/2020	3,800,000	4,142,000
Cequel Communications Holdings I LLC / Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 10/30/2009 - 09/28/2011, Cost $2,810,342) (r)	2,815,000	3,036,681
Kabel BW GmbH
7.500%, 03/15/2019 (Acquired 03/23/2011 - 11/15/2011, Cost $3,399,566) (r)	3,400,000	3,689,000
Unitymedia Hessen GmbH & Company / Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 11/17/2009 - 08/26/2011, Cost $3,322,597) (r)	3,220,000	3,493,700
		18,074,961
Media - Services - 0.60%
Clear Channel Worldwide Holdings, Inc. - Series B
9.250%, 12/15/2017	2,460,000	2,709,075
Medical Products - 4.65%
DJO Finance LLC / DJO Finance Corporation
8.750%, 03/15/2018 (Acquired 03/13/2012 - 03/20/2012, Cost $3,416,925) (r)	3,360,000	3,410,400
Fresenius Medical Care U.S. Finance, Inc.
6.500%, 09/15/2018 (Acquired 09/08/2011 - 09/29/2011, Cost $4,013,292) (r)	3,940,000	4,314,299
Grifols, Inc.
8.250%, 02/01/2018	2,850,000	3,099,375
Kinetic Concepts, Inc. / KCI USA, Inc.
10.500%, 11/01/2018 (Acquired 10/25/2011 - 11/10/2011, Cost $2,367,689) (r)	2,400,000	2,517,000
12.500%, 11/01/2019 (Acquired 02/09/2012, Cost $1,826,875) (r)	1,850,000	1,757,500
Merge Healthcare, Inc.
11.750%, 05/01/2015	2,680,000	2,907,800
PSS World Medical, Inc.
6.375%, 03/01/2022 (Acquired 02/16/2012 - 03/14/2012, Cost $3,110,362) (r)	3,018,000	3,116,085
		21,122,459
Metals/Mining Excluding Steel - 1.64%
Rain CII Carbon LLC / CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 11/23/2010 - 12/07/2011, Cost $4,274,141) (r)	4,212,000	4,433,130
SunCoke Energy, Inc.
7.625%, 08/01/2019	2,950,000	3,045,875
		7,479,005
Multi-Line Insurance - 1.22%
American International Group, Inc.
8.175%, 05/15/2058 (b)	5,215,000	5,546,153
Oil Field Equipment & Services - 4.56%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	5,024,000	5,281,480
Parker Drilling Company
9.125%, 04/01/2018	3,555,000	3,786,075
PHI, Inc.
8.625%, 10/15/2018	4,625,000	4,763,750
Thermon Industries, Inc.
9.500%, 05/01/2017	2,890,000	3,193,450
Unit Corporation
6.625%, 05/15/2021	3,623,000	3,722,633
		20,747,388
Oil Refining & Marketing - 0.74%
HollyFrontier Corporation
9.875%, 06/15/2017	3,000,000	3,360,000

Packaging - 0.73%
BWAY Holding Company
10.000%, 06/15/2018	3,025,000	3,335,063
Pharmaceuticals - 0.85%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/28/2010 - 03/12/2012, Cost $3,803,218) (r)	3,740,000	3,861,550
Printing & Publishing - 0.95%
Valassis Communications, Inc.
6.625%, 02/01/2021	4,195,000	4,320,850
Railroads - 0.65%
Florida East Coast Railway Corporation
8.125%, 02/01/2017	2,894,000	2,966,350
Restaurants - 1.66%
CKE Restaurants, Inc.
11.375%, 07/15/2018	3,637,000	4,173,458
DineEquity, Inc.
9.500%, 10/30/2018	3,080,000	3,388,000
		7,561,458
Software/Services - 1.52%
Ceridian Corporation
11.250%, 11/15/2015 (c)	3,110,000	2,822,325
First Data Corporation
8.875%, 08/15/2020 (Acquired 08/11/2010 - 03/20/2012, Cost $3,839,415) (r)	3,750,000	4,082,813
		6,905,138
Steel Producers/Products - 1.59%
AM Castle & Company
12.750%, 12/15/2016 (Acquired 12/12/2011 - 01/17/2012, Cost $3,314,481) (r)	3,375,000	3,670,312
Atkore International, Inc.
9.875%, 01/01/2018	3,365,000	3,541,663
		7,211,975
Support - Services - 3.51%
PHH Corporation
9.250%, 03/01/2016	4,305,000	4,396,481
RSC Equipment Rental, Inc. / RSC Holdings III LLC
8.250%, 02/01/2021	4,075,000	4,360,250
ServiceMaster Company
8.000%, 02/15/2020 (Acquired 02/02/2012 - 03/20/2012, Cost $3,196,736) (r)	3,130,000	3,349,100
United Rentals North America, Inc.
8.375%, 09/15/2020	1,885,000	1,960,400
UR Financing Escrow Corporation
5.750%, 07/15/2018 (Acquired 02/24/2012, Cost $1,835,000) (r)	1,835,000	1,883,169
		15,949,400
Telecom - Integrated/Services - 0.80%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 03/13/2012, Cost $3,556,569) (r)	3,419,000	3,641,235
Telecom - Wireless - 0.42%
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 01/05/2011 - 01/15/2012, Cost $2,233,226) (p)(r)	2,133,775	1,899,060
Telecommunications Equipment - 0.71%
CDW LLC / CDW Finance Corporation
8.500%, 04/01/2019 (Acquired 02/02/2012, Cost $777,594) (r)	745,000	795,288
8.500%, 04/01/2019	2,275,000	2,428,562
		3,223,850
Transportation Excluding Air/Rail - 0.40%
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	2,732,000	1,827,025
Total corporate bonds (Cost $385,494,714)		396,407,972

CONVERTIBLE BONDS - 0.79%
Auto Parts & Equipment - 0.79%
Meritor, Inc.
4.000%, 02/15/2027 (b)	4,278,000	3,588,173
Total convertible bonds (Cost $3,606,517)		3,588,173
CONVERTIBLE PREFERRED STOCKS - 1.81%	Shares Held
Auto Parts & Equipment - 0.71%
The Goodyear Tire & Rubber Company, 5.875%	78,050	3,233,612
Banking - 1.10%
Citigroup, Inc., 7.500%	28,831	2,984,873
KeyCorp, 7.750%	17,800	2,006,950
		4,991,823
Total convertible preferred stocks (Cost $8,551,769)		8,225,435
PREFERRED STOCKS - 4.08%
Banking - 2.98%
Countrywide Capital V, 7.000%	241,164	5,756,584
GMAC Capital Trust I - Series 2, 8.125% (b)	144,200	3,332,462
Zions Bancorporation, 9.500%	171,410	4,468,658
		13,557,704
Hotels - 1.01%
Strategic Hotels & Resorts, Inc. - Series A, 8.500% (a)	84,889	2,630,710
Strategic Hotels & Resorts, Inc. - Series C, 8.250% (a)	64,700	1,960,087
		4,590,797
Investments & Miscellaneous Financial Services - 0.09%
Federal Home Loan Mortgage Corporation - Series Z, 8.375% (a)(b)	282,538	392,728
Total preferred stocks (Cost $16,711,231)		18,541,229

COMMON STOCKS - 0.38%	Shares Held
Automakers - 0.38%
General Motors Company - Escrow (a)(f)(i)	352,400	0
General Motors Company (a)	67,091	1,720,884
Total common stocks (Cost $2,275,257)		1,720,884

WARRANTS - 0.12%
Automakers - 0.12%
General Motors Company
Expiration: July 2016, Exercise Price: $10.00 (a)	32,654	543,036
Expiration: July 2019, Exercise Price: $18.33 (a)	1,483	16,610

Total warrants (Cost $735,178)		559,646

Total investments - 94.37% (Cost $417,374,666)		429,043,339

Time deposits * - 1.97%		8,944,421

Other assets in excess of liabilities - 3.66%		16,658,027

Net assets - 100.00%		$454,645,787

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at March 31, 2012.
(c) -	All or a portion of this security is segregated as collateral.
(e) -
Restricted security not registered under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of this security was $4,552,024, representing 1.00% of net assets.

(f) -	Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $158,661,961, representing 34.90% of net assets.

* -	Time deposits of $1,200,000 with Bank of America, $1,200,000 with Citibank, $1,200,000 with HSBC Bank and $5,344,421 with Wells Fargo bear interest at 0.03% and mature on 4/2/2012.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts - March 31, 2012
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (1)

Reference Entity	Counterparty	Pay Fixed Rate	Expiration Date	Notional Amount (2)	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.18	JPMorgan Chase & Company (3)	5.00%	6/20/2017	$ 5,000,000	$ 115,383	$ 138,933	$ 23,550

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) Standard & Poor's rating of JPMorgan Chase & Company, the counterparty, as of March 31, 2012 was A.

The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of March 31, 2012:

ASSET DERIVATIVES
Credit Contracts:
Credit Default Swap Contracts	$23,550

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Cost of investments	$440,326,090	$694,870,938	$1,387,282,744	$301,113,684
Gross unrealized appreciation	38,659,730	44,221,303	134,149,196	37,754,982
Gross unrealized depreciation	(95,218,530)	(160,648,568)	(222,475,703)	(49,765,472)
Net unrealized depreciation	$(56,558,800)	$(116,427,265)	$(88,326,507)	$(12,010,490)

	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Cost of investments	$74,702,299	$8,209,700	$417,374,666
Gross unrealized appreciation	10,917,333	612,692	19,613,619
Gross unrealized depreciation	(6,965,551)	(181,868)	(7,944,946)
Net unrealized appreciation	$3,951,782	$430,824	$11,668,673

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from independent pricing services but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.  The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

• Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 —
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2012:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$383,767,290	$578,443,673	$1,298,956,237	$289,103,194
Level 2 --- Other significant observable market inputs	-	-	-	-
Level 3 --- Significant unobservable inputs	-	-	-	-
Total Investments	$383,767,290	$578,443,673	$1,298,956,237	$289,103,194

	Value Opportunities Fund	Capital Income Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$68,035,335	$5,055,017	$1,720,884
Investment Companies	915,746	-	-
Preferred Stocks	3,885,288	146,935	16,581,142
Convertible Preferred Stocks	-	55,609	6,218,485
Purchased Put Options	719,000	-	-
Warrants	1,082,134	7,281	559,646
Level 2 --- Other significant observable market inputs:
Common Stocks	648,861	-	-
Preferred Stocks	602,666	-	1,960,087
Convertible Preferred Stocks	-	22,550	2,006,950
Convertible Bonds	-	31,873	3,588,173
Corporate Bonds	1,722,861	3,321,259	396,407,972
Purchased Put Options	1,042,190	-	-
Level 3 --- Significant unobservable inputs	-	-	-
Total Investments	$78,654,081	$8,640,524	$429,043,339

Other Financial Instruments
Level 1 --- Quoted prices in an active market	$-	$-	$-
Level 2 --- Other significant observable market inputs:
Credit Default Swap Contracts *	-	-	23,550
Level 3 --- Significant unobservable inputs	-	-	-
Total Other Financial Instruments	$-	$-	$23,550

* Credit default swap contracts are derivative instruments not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $201,798 for the Value Opportunities Fund, $22,550 for the Capital Income Fund and $3,967,037 for the High Yield Fund using market value as of March 31, 2012. The transfers were due to lack of trading volume on March 31, 2012. There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2012 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund. Transfers between Levels are recognized at the end of the reporting period.

The Trust did not have any liabilities that were measured at fair value on March 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis and Wiley Funds

By (Signature and Title)  /s/ Anna Marie Lopez
      Anna Marie Lopez
      President of Hotchkis and Wiley Funds

Date  May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Anna Marie Lopez
  Anna Marie Lopez
       President of Hotchkis and Wiley Funds

Date  May 24, 2012

By (Signature and Title)  /s/ James Menvielle
  James Menvielle
     Treasurer of Hotchkis and Wiley Funds

Date  May 24, 2012